Summary of Significant Accounting Policies - Summary of Reconciliation of Weighted Average Shares Outstanding Calculation (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Weighted average shares issued		3,913
Weighted average pre-funded warrants		34,238
Weighted average shares outstanding	[1]	38,151	21

[1]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017, a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018, and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.